Loans and advances to customers (Details - Analysis of changes in expected losses by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 16,868,112
Ending balance	23,899,551	R$ 16,868,112
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,583,568
Ending balance	11,250,187	8,583,568
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	29,784,301
Ending balance	35,596,293	29,784,301
Loans and advances to customers | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	29,784,301	22,698,328
Decrease through derecognition, financial assets	21,191,640	16,077,887
Write-off for loss	(1,607,554)	(1,122,091)
Constitution (Reversal)	28,611,186	24,285,951
Ending balance	35,596,293	29,784,301
Loans and advances to customers | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	27,106,305	20,775,502
Transfer to Stage 2	3,440,035	2,842,129
Transfer to Stage 3	1,761	2,009
Transfer from Stage 2	1,305,195	1,168,024
Transfer from Stage 3	5,999	65,402
Decrease through derecognition, financial assets	18,324,254	13,751,854
Write-off for loss	0	0
Constitution (Reversal)	25,494,509	21,693,369
Ending balance	32,145,958	27,106,305
Loans and advances to customers | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,252,146	917,041
Transfer to Stage 1	1,305,195	1,168,024
Transfer to Stage 3	3,324,938	2,517,888
Transfer from Stage 1	3,440,035	2,842,129
Transfer from Stage 3	563,689	297,824
Decrease through derecognition, financial assets	1,990,743	1,655,471
Write-off for loss	0	0
Constitution (Reversal)	2,783,546	2,536,535
Ending balance	1,418,540	1,252,146
Loans and advances to customers | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,425,850	1,005,785
Transfer to Stage 1	5,999	65,402
Transfer to Stage 2	563,689	297,824
Transfer from Stage 1	1,761	2,009
Transfer from Stage 2	3,324,938	2,517,888
Decrease through derecognition, financial assets	876,643	670,562
Write-off for loss	(1,607,554)	(1,122,091)
Constitution (Reversal)	333,131	56,047
Ending balance	2,031,795	1,425,850
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	9,461,277
Ending balance	11,799,890	9,461,277
Loans and advances to customers | Credit Card | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	9,461,277	6,870,564
Decrease through derecognition, financial assets	5,590,908	5,128,518
Write-off for loss	(1,317,366)	(891,631)
Constitution (Reversal)	9,246,887	8,610,862
Ending balance	11,799,890	9,461,277
Loans and advances to customers | Credit Card | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,073,708	5,893,995
Transfer to Stage 2	1,054,480	1,006,343
Transfer to Stage 3	17	172
Transfer from Stage 2	87,965	87,520
Transfer from Stage 3	5,099	82
Decrease through derecognition, financial assets	3,708,957	3,367,608
Write-off for loss	0	0
Constitution (Reversal)	6,927,321	6,466,234
Ending balance	10,330,639	8,073,708
Loans and advances to customers | Credit Card | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	405,996	335,422
Transfer to Stage 1	87,965	87,520
Transfer to Stage 3	2,074,372	1,600,916
Transfer from Stage 1	1,054,480	1,006,343
Transfer from Stage 3	0	0
Decrease through derecognition, financial assets	1,335,185	1,338,807
Write-off for loss	0	0
Constitution (Reversal)	2,318,549	2,091,474
Ending balance	281,503	405,996
Loans and advances to customers | Credit Card | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	981,573	641,147
Transfer to Stage 1	5,099	82
Transfer to Stage 2	0	0
Transfer from Stage 1	17	172
Transfer from Stage 2	2,074,372	1,600,916
Decrease through derecognition, financial assets	546,766	422,103
Write-off for loss	(1,317,366)	(891,631)
Constitution (Reversal)	1,017	53,154
Ending balance	1,187,748	981,573
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,583,568
Ending balance	11,250,187	8,583,568
Loans and advances to customers | Real Estate loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,583,568	6,251,812
Decrease through derecognition, financial assets	1,544,598	925,570
Write-off for loss	(22,505)	(25,211)
Constitution (Reversal)	4,233,722	3,282,537
Ending balance	11,250,187	8,583,568
Loans and advances to customers | Real Estate loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	7,931,469	5,843,066
Transfer to Stage 2	1,668,387	1,306,165
Transfer to Stage 3	756	254
Transfer from Stage 2	995,158	760,010
Transfer from Stage 3	738	63,552
Decrease through derecognition, financial assets	1,315,562	733,834
Write-off for loss	0	0
Constitution (Reversal)	4,254,268	3,305,094
Ending balance	10,196,928	7,931,469
Loans and advances to customers | Real Estate loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	515,047	280,633
Transfer to Stage 1	995,158	760,010
Transfer to Stage 3	721,566	500,742
Transfer from Stage 1	1,668,387	1,306,165
Transfer from Stage 3	476,245	264,051
Decrease through derecognition, financial assets	92,913	55,981
Write-off for loss	0	0
Constitution (Reversal)	(14,911)	(19,069)
Ending balance	835,131	515,047
Loans and advances to customers | Real Estate loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	137,052	128,113
Transfer to Stage 1	738	63,552
Transfer to Stage 2	476,245	264,051
Transfer from Stage 1	756	254
Transfer from Stage 2	721,566	500,742
Decrease through derecognition, financial assets	136,123	135,755
Write-off for loss	(22,505)	(25,211)
Constitution (Reversal)	(5,635)	(3,488)
Ending balance	218,128	137,052
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	7,138,744
Ending balance	8,236,791	7,138,744
Loans and advances to customers | Personal loans [Member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	7,138,744	5,463,783
Decrease through derecognition, financial assets	3,354,226	1,189,346
Write-off for loss	(244,125)	(200,522)
Constitution (Reversal)	4,696,398	3,064,829
Ending balance	8,236,791	7,138,744
Loans and advances to customers | Personal loans [Member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,533,589	4,941,344
Transfer to Stage 2	565,236	461,393
Transfer to Stage 3	988	1,583
Transfer from Stage 2	191,527	294,992
Transfer from Stage 3	162	1,768
Decrease through derecognition, financial assets	2,608,266	823,872
Write-off for loss	0	0
Constitution (Reversal)	3,839,091	2,582,333
Ending balance	7,389,879	6,533,589
Loans and advances to customers | Personal loans [Member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	317,462	290,510
Transfer to Stage 1	191,527	294,992
Transfer to Stage 3	447,409	382,699
Transfer from Stage 1	565,236	461,393
Transfer from Stage 3	83,657	31,643
Decrease through derecognition, financial assets	554,117	253,754
Write-off for loss	0	0
Constitution (Reversal)	484,514	465,361
Ending balance	257,816	317,462
Loans and advances to customers | Personal loans [Member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	287,693	231,929
Transfer to Stage 1	162	1,768
Transfer to Stage 2	83,657	31,643
Transfer from Stage 1	988	1,583
Transfer from Stage 2	447,409	382,699
Decrease through derecognition, financial assets	191,843	111,720
Write-off for loss	(244,125)	(200,522)
Constitution (Reversal)	372,793	17,135
Ending balance	589,096	287,693
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,855,754
Ending balance	3,968,591	3,855,754
Loans and advances to customers | Business loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,855,754	3,392,500
Decrease through derecognition, financial assets	9,917,099	8,096,011
Write-off for loss	(16,704)	(3,173)
Constitution (Reversal)	10,046,640	8,562,438
Ending balance	3,968,591	3,855,754
Loans and advances to customers | Business loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,829,413	3,378,982
Transfer to Stage 2	151,932	56,237
Transfer to Stage 3	0	0
Transfer from Stage 2	30,545	25,502
Transfer from Stage 3	0	0
Decrease through derecognition, financial assets	9,906,660	8,093,169
Write-off for loss	0	0
Constitution (Reversal)	10,086,312	8,574,335
Ending balance	3,887,678	3,829,413
Loans and advances to customers | Business loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	10,200	10,476
Transfer to Stage 1	30,545	25,502
Transfer to Stage 3	78,128	30,140
Transfer from Stage 1	151,932	56,237
Transfer from Stage 3	3,787	2,130
Decrease through derecognition, financial assets	8,528	1,858
Write-off for loss	0	0
Constitution (Reversal)	(4,628)	(1,143)
Ending balance	44,090	10,200
Loans and advances to customers | Business loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	16,141	3,042
Transfer to Stage 1	0	0
Transfer to Stage 2	3,787	2,130
Transfer from Stage 1	0	0
Transfer from Stage 2	78,128	30,140
Decrease through derecognition, financial assets	1,911	984
Write-off for loss	(16,704)	(3,173)
Constitution (Reversal)	(35,044)	(10,754)
Ending balance	36,823	16,141
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	744,958
Ending balance	340,834	744,958
Loans and advances to customers | Rural loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	744,958	719,669
Decrease through derecognition, financial assets	784,809	738,442
Write-off for loss	6,854	1,554
Constitution (Reversal)	387,539	765,285
Ending balance	340,834	744,958
Loans and advances to customers | Rural loans | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	738,126	718,115
Transfer to Stage 2	0	11,991
Transfer to Stage 3	0	0
Transfer from Stage 2	0	0
Transfer from Stage 3	0	0
Decrease through derecognition, financial assets	784,809	733,371
Write-off for loss	0	0
Constitution (Reversal)	387,517	765,373
Ending balance	340,834	738,126
Loans and advances to customers | Rural loans | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,441	0
Transfer to Stage 1	0	0
Transfer to Stage 3	3,463	3,391
Transfer from Stage 1	0	11,991
Transfer from Stage 3	0	0
Decrease through derecognition, financial assets	0	5,071
Write-off for loss	0	0
Constitution (Reversal)	22	(88)
Ending balance	0	3,441
Loans and advances to customers | Rural loans | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,391	1,554
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer from Stage 1	0	0
Transfer from Stage 2	3,463	3,391
Decrease through derecognition, financial assets	0	0
Write-off for loss	6,854	1,554
Constitution (Reversal)	0	0
Ending balance	R$ 0	R$ 3,391